Goodwill and Intangible Assets (Acquired Intangible Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Acquired intangible assets disclosures
Total gross carrying amount	$ 3,751	$ 2,958
Total accumulated amortization	(1,785)	(1,646)
Total finite-lived intangible assets - net	1,966	1,312
Non-amortizable intangible assets (primarily tradenames)	635	123
Total intangible assets - net	2,601	1,435
Customer related intangible assets
Acquired intangible assets disclosures
Total gross carrying amount	1,973	1,348
Total accumulated amortization	(668)	(597)
Patents
Acquired intangible assets disclosures
Total gross carrying amount	616	581
Total accumulated amortization	(481)	(472)
Other technology-based intangible assets
Acquired intangible assets disclosures
Total gross carrying amount	525	407
Total accumulated amortization	(252)	(215)
Definite-lived tradenames
Acquired intangible assets disclosures
Total gross carrying amount	421	401
Total accumulated amortization	(215)	(195)
Other amortizable intangible assets
Acquired intangible assets disclosures
Total gross carrying amount	216	221
Total accumulated amortization	$ (169)	$ (167)